Principal Activities and Reorganization - Consolidated Financial Information of Consolidated VIEs (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)
Variable Interest Entity [Line Items]
Cash and cash equivalents	¥ 3,138,008		¥ 5,727,029		$ 492,422
Accounts receivable	355,837		419,317		55,839
Inventories, net	695,761		616,808		109,180
Prepayments and other current assets	366,191		304,641		57,463
Total current assets	4,555,857		7,088,528		714,913
Investments	350,380		34,862		54,982
Property and equipment, net	245,314		285,297		38,495
Intangible assets, net	745,851		189,090
Right-of-use assets, net	422,966		536,710		66,373
Other non-current assets	80,220		152,058		12,588
Total non-current assets	2,716,152		1,219,210		426,223
Total assets	7,272,009		8,307,738		1,141,136
Accounts payable	240,815		466,705		37,789
Advances from customers	20,680		6,228		3,245
Accrued expenses and other liabilities	370,531		411,944
Income tax payables	16,747		18,686		2,628
Lease liabilities due within one year	214,843		215,300		33,714
Total current liabilities	877,583		1,130,677		137,710
Lease liabilities	206,303		311,910		32,373
Total liabilities	1,264,516		1,444,144		$ 198,428
Net loss	(1,547,038)	$ (242,763)	(2,688,415)	¥ 75,359
Net cash provided by operating activities	(1,020,441)	(160,130)	(983,368)	(6,179)
Net cash used in investing activities	(1,484,257)	(232,912)	(508,832)	(148,172)
Net cash provided by (used in) financing activities	(1,706)	(267)	6,680,869	795,231
Net increase (decrease) in cash and cash equivalents	(2,595,384)	$ (407,272)	5,056,813	651,517
Variable Interest Entity Primary Beneficiary
Variable Interest Entity [Line Items]
Cash and cash equivalents	27,539		31,147
Accounts receivable	8,109		7,331
Inventories, net	1,006		1,050
Prepayments and other current assets	17,525		15,973
Amounts due from non-VIE subsidiaries			111
Total current assets	54,179		55,612
Investments	118,862
Property and equipment, net	11,106		16,020
Intangible assets, net	38		289
Right-of-use assets, net	143
Other non-current assets			457
Total non-current assets	130,149		16,766
Total assets	184,328		72,378
Accounts payable	11,765		6,892
Advances from customers	14,262		6,156
Accrued expenses and other liabilities	18,727		42,874
Income tax payables	1,005		929
Lease liabilities due within one year	74
Amounts due to non-VIE subsidiaries	193,917		50,591
Total current liabilities	239,750		107,442
Lease liabilities	78
Total liabilities	239,828		107,442
Net revenues	521,835		907,735	251,385
Net loss	(27,886)		(176,187)	(15,066)
Net cash provided by operating activities	17,178		47,830	3,022
Net cash used in investing activities	(121,236)		(17,102)
Net cash provided by (used in) financing activities	100,450		(2,603)
Net increase (decrease) in cash and cash equivalents	¥ (3,608)		¥ 28,125	¥ 3,022